Leases - Schedule of Finance Lease Liability Maturities (Details) $ in Millions	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 4.5
2021	4.2
2022	3.9
2023	2.7
2024	0.7
2025 and thereafter	0.0
Total undiscounted lease payments	16.0
Present value adjustment	(1.5)
Finance lease liabilities	$ 14.5